JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
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ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
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prospective investors in the Fund unless preceded or accompanied by a
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using a trade date accounting convention, by contacting the appropriate
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© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Australia — 63.5%
Ampol Ltd.	608,024	13,318,742
ANZ Group Holdings Ltd.	7,652,691	145,592,785
APA Group	3,273,496	16,967,046
Aristocrat Leisure Ltd.	1,614,851	57,511,480
ASX Ltd.	493,922	21,044,132
Atlas Arteria Ltd.	2,794,911	9,599,379
Aurizon Holdings Ltd.	4,696,604	11,451,599
BHP Group Ltd.	12,921,928	358,905,856
BlueScope Steel Ltd.	1,129,631	16,403,552
Brambles Ltd.	3,550,476	36,195,950
Cochlear Ltd.	158,786	35,878,614
Coles Group Ltd.	3,414,918	40,472,487
Commonwealth Bank of Australia	4,272,576	385,002,525
Computershare Ltd.	1,457,216	26,282,379
Dexus, REIT	2,744,321	12,652,847
Endeavour Group Ltd.	3,463,873	12,458,428
Fortescue Ltd.	4,045,868	50,342,079
Goodman Group, REIT	4,419,351	102,025,605
GPT Group (The), REIT	4,882,756	14,872,975
Insurance Australia Group Ltd.	6,092,793	29,476,360
Lottery Corp. Ltd. (The)	5,679,118	18,505,773
Macquarie Group Ltd.	986,105	135,713,391
Medibank Pvt Ltd.	7,026,853	18,293,324
Mineral Resources Ltd. (a)	437,280	15,638,352
Mirvac Group, REIT	10,067,895	14,175,677
National Australia Bank Ltd.	7,894,744	199,394,936
Northern Star Resources Ltd.	2,932,253	27,214,634
Orica Ltd.	1,229,857	14,471,586
Origin Energy Ltd.	4,395,615	30,160,408
Pilbara Minerals Ltd. (a)	6,864,724	13,268,578
Qantas Airways Ltd. *	2,155,971	9,133,698
QBE Insurance Group Ltd.	3,811,760	44,986,591
Ramsay Health Care Ltd.	465,971	14,190,517
REA Group Ltd.	130,090	17,490,560
Reece Ltd.	883,481	16,009,951
Rio Tinto Ltd.	947,157	72,781,543
Santos Ltd.	7,855,787	40,951,487
Scentre Group, REIT	13,243,294	30,200,384
SEEK Ltd.	828,028	11,991,162
Seven Group Holdings Ltd.	468,349	12,016,412
Sonic Healthcare Ltd.	1,186,518	21,503,475
South32 Ltd.	11,556,450	23,178,723
Stockland, REIT	6,084,776	18,378,536
Suncorp Group Ltd.	3,241,062	37,710,175
Telstra Group Ltd.	10,318,422	26,665,554
TPG Telecom Ltd.	1,086,443	3,380,952
Transurban Group	7,879,726	67,243,974
Treasury Wine Estates Ltd.	2,070,391	16,738,126

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Australia — continued
Vicinity Ltd., REIT	9,245,662	12,820,038
Washington H Soul Pattinson & Co. Ltd.	622,592	14,491,080
Wesfarmers Ltd.	2,895,410	139,738,984
Westpac Banking Corp.	8,851,138	172,976,052
WiseTech Global Ltd.	440,539	27,604,686
Woodside Energy Group Ltd.	4,844,661	87,857,045
Woolworths Group Ltd.	2,961,016	66,809,941
Worley Ltd.	938,102	9,304,976
		2,899,446,101
China — 1.0%
Budweiser Brewing Co. APAC Ltd. (b)	4,328,600	5,255,994
ESR Group Ltd. (b)	5,591,600	8,453,573
Wharf Holdings Ltd. (The)	2,443,000	6,698,334
Wilmar International Ltd.	4,603,100	10,976,251
Wuxi Biologics Cayman, Inc. * (b)	9,164,000	13,403,783
		44,787,935
Hong Kong — 13.9%
AIA Group Ltd.	28,669,200	191,764,291
CK Asset Holdings Ltd.	4,791,500	18,308,664
CK Infrastructure Holdings Ltd.	1,561,000	10,411,477
CLP Holdings Ltd.	4,616,000	39,617,384
Hang Lung Properties Ltd.	4,426,000	3,245,558
Hang Seng Bank Ltd.	1,849,000	22,642,538
Henderson Land Development Co. Ltd.	3,384,700	9,507,026
HKT Trust & HKT Ltd.	9,105,000	11,027,643
Hong Kong & China Gas Co. Ltd.	27,860,789	22,702,996
Hong Kong Exchanges & Clearing Ltd.	3,044,800	89,812,598
Jardine Matheson Holdings Ltd.	434,000	15,289,370
Link, REIT	6,540,300	27,593,671
MTR Corp. Ltd.	4,043,000	13,079,493
Power Assets Holdings Ltd.	3,479,500	22,176,493
Sino Land Co. Ltd.	8,768,000	9,069,253
Sun Hung Kai Properties Ltd.	4,800,000	41,560,913
Swire Pacific Ltd., Class A	1,035,500	8,933,028
Swire Pacific Ltd., Class B	2,010,000	2,605,102
Swire Properties Ltd.	2,691,000	4,249,975
Techtronic Industries Co. Ltd.	3,741,500	47,916,244
WH Group Ltd. (b)	19,888,691	12,928,529
Wharf Real Estate Investment Co. Ltd.	3,961,000	9,737,801
		634,180,047
Macau — 0.8%
Galaxy Entertainment Group Ltd.	5,756,000	24,197,783
Sands China Ltd. *	5,970,979	11,193,400
		35,391,183
New Zealand — 1.8%
Auckland International Airport Ltd.	3,346,835	14,899,179

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
New Zealand — continued
Contact Energy Ltd.	2,009,289	10,164,541
Fisher & Paykel Healthcare Corp. Ltd.	1,390,034	26,834,396
Mercury NZ Ltd.	1,714,543	7,020,423
Meridian Energy Ltd.	3,141,616	12,153,263
Spark New Zealand Ltd.	4,645,339	11,938,446
		83,010,248
Singapore — 11.1%
CapitaLand Ascendas, REIT	9,648,728	19,698,445
CapitaLand Integrated Commercial Trust, REIT	11,646,532	18,192,320
CapitaLand Investment Ltd.	6,117,400	12,403,231
City Developments Ltd.	1,192,800	4,755,285
DBS Group Holdings Ltd.	5,334,600	146,186,367
Genting Singapore Ltd.	14,537,700	9,238,027
Jardine Cycle & Carriage Ltd.	212,900	4,145,564
Keppel Ltd.	3,609,700	17,965,006
Mapletree Pan Asia Commercial Trust, REIT	6,150,900	5,915,948
Oversea-Chinese Banking Corp. Ltd.	8,314,500	92,545,835
Singapore Airlines Ltd.	3,530,000	18,447,466
Singapore Exchange Ltd.	2,094,200	15,440,335
Singapore Technologies Engineering Ltd.	3,981,000	13,180,207
Singapore Telecommunications Ltd.	19,971,200	46,116,947
United Overseas Bank Ltd.	3,423,500	83,015,368
		507,246,351
United Kingdom — 0.8%
CK Hutchison Holdings Ltd.	6,804,000	35,544,848
United States — 6.4%
CSL Ltd.	1,232,529	250,158,013
James Hardie Industries plc, CHDI *	1,116,988	40,126,287
		290,284,300
Total Common Stocks (Cost $4,586,161,386)		4,529,891,013
Short-Term Investments — 0.2%
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (c) (d)	6,248,125	6,248,750
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	1,584,283	1,584,283
Total Investment of Cash Collateral from Securities Loaned (Cost $7,833,008)		7,833,033
Total Investments — 99.5% (Cost $4,593,994,394)		4,537,724,046
Other Assets Less Liabilities — 0.5%		23,836,910
NET ASSETS — 100.0%		4,561,560,956

Percentages indicated are based on net assets.

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Abbreviations
APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 is $7,464,889.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2024.
Summary of Investments by Industry, July 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	27.5%
Metals & Mining	12.7
Insurance	7.1
Capital Markets	5.8
Biotechnology	5.5
Oil, Gas & Consumable Fuels	3.1
Broadline Retail	3.1
Real Estate Management & Development	3.1
Industrial REITs	2.7
Hotels, Restaurants & Leisure	2.7
Consumer Staples Distribution & Retail	2.6
Electric Utilities	2.6
Diversified Telecommunication Services	2.2
Retail REITs	2.1
Transportation Infrastructure	2.0
Industrial Conglomerates	1.6
Health Care Equipment & Supplies	1.4
Machinery	1.1
Diversified REITs	1.0
Others (each less than 1.0%)	9.9
Short-Term Investments	0.2
Futures contracts outstanding as of July 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Singapore Index	459	08/29/2024	SGD	10,770,207	1,170
SPI 200 Index	153	09/19/2024	AUD	20,188,466	882,378
					883,548

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Abbreviations
AUD	Australian Dollar
MSCI	Morgan Stanley Capital International
SGD	Singapore Dollar
SPI	Australian Securities Exchange

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$2,899,446,101	$—	$2,899,446,101
China	—	44,787,935	—	44,787,935
Hong Kong	—	634,180,047	—	634,180,047
Macau	—	35,391,183	—	35,391,183
New Zealand	44,237,406	38,772,842	—	83,010,248
Singapore	—	507,246,351	—	507,246,351

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United Kingdom	$—	$35,544,848	$—	$35,544,848
United States	—	290,284,300	—	290,284,300
Total Common Stocks	44,237,406	4,485,653,607	—	4,529,891,013
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	7,833,033	—	—	7,833,033
Total Investments in Securities	$52,070,439	$4,485,653,607	$—	$4,537,724,046
Appreciation in Other Financial Instruments
Futures Contracts	$883,548	$—	$—	$883,548
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (a) (b)	$—	$90,000,000	$83,750,000	$(1,275)	$25	$6,248,750	6,248,125	$468,518	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	11,792,130	48,136,271	58,344,118	—	—	1,584,283	1,584,283	90,177	—
Total	$11,792,130	$138,136,271	$142,094,118	$(1,275)	$25	$7,833,033		$558,695	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.